Description of Business, History and Summary of Significant Policies: Accounts Receivable (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Accounts Receivable

Accounts Receivable

The Company establishes provisions for losses on accounts receivable if it determines that it will not collect all or part of the outstanding balance. The Company regularly reviews collectability and establishes or adjusts the allowance as necessary using the specific identification method. At June 30, 2013 and June 30, 2012, no reserve for allowance for doubtful accounts was needed.